CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Revenues
Crowdfunding	$ 267,358	$ 66,716
Other	8,967	12,714
Total revenues'	276,325	79,430
Operating Expenses
Selling, general and administrative	2,151,679	427,103
Professional fees	776,243	795,615
Research and development costs	320,032	78,773
Depreciation and amortization	70,517	1,302
Total Operating Expenses	3,318,471	1,302,793
Operating loss	(3,042,146)	(1,223,363)
Other Income (Expense)
Fair value adjustment derivative liability - warrants	291,662	1,341
Interest expense	(31,405)	(20,166)
Government subsidy	10,962	31,905
Equity in losses of Gambitious B.V. and Kreditpaspoort	(47,226)	(49,913)
Other income and expense	(3,641)	0
Total Other Income (Expense)	220,352	(36,833)
Net Loss	(2,821,794)	(1,260,196)
Net loss attributable to noncontrolling interests	(28,794)	(30,016)
Net loss attributable to Symbid Corp. stockholders	(2,793,000)	(1,230,180)
Basic and diluted net loss per common stock	$ (0.10)	$ (0.05)
Weighted average number of shares outstanding
Basic and diluted	28,396,751	22,580,549
Share-based compensation expense included in operating expenses:
Share-based compensation expense	977,311	0
Selling, general and administrative [Member]
Share-based compensation expense included in operating expenses:
Share-based compensation expense	832,827	0
Professional fees
Share-based compensation expense included in operating expenses:
Share-based compensation expense	139,455	0
Research and development costs
Share-based compensation expense included in operating expenses:
Share-based compensation expense	$ 5,029	$ 0